DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

(a)Description of business

GDS Holdings Limited (the “Parent” or “GDS Holdings”) was incorporated in the Cayman Islands on December 1, 2006. GDS Holdings and its consolidated subsidiaries and consolidated variable interest entities (collectively referred to as “the Company”) are principally engaged in providing colocation, managed hosting and managed cloud services in the People’s Republic of China (the “PRC”). The Company operates its data centers in Hong Kong Special Administrative Region, Shanghai Municipality, Beijing Municipality, Jiangsu Province, Guangdong Province, Sichuan Province and Hebei Province of the PRC and serves customers that primarily operate in the internet and banking industries.

(b)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousand.